Fair Value of Financial Instruments - Summary of Carrying and Estimated Fair Values for Financial Instruments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Cash and cash equivalents	R$ 105,823	R$ 70,811	R$ 95,558	R$ 83,314
Central Bank compulsory deposits	90,059	91,248
At Amortized Cost	1,275,799	1,101,892
Interbank deposits	55,685	34,583
Securities purchased under agreements to resell	239,943	198,428
Other financial assets	93,255	94,752
Provision for Expected Loss	(47,051)	(36,029)	R$ (8)
At Fair Value Through Other Comprehensive Income	109,942	76,660
At Fair Value Through Profit or Loss	465,581	322,929
Derivatives	76,504	41,854
Other financial assets	6
At amortized cost	1,495,641	1,159,830
Deposits	809,010	507,060
Securities sold under repurchase agreements	273,364	256,583
Other financial liabilities	118,929	117,081
At Fair Value Through Profit or Loss	79,653	48,029
Derivatives	79,505	47,828
Structured notes	(143)	(201)
Provision for expected loss	4,392	4,140
Loan Commitments	3,485	3,303
Financial Guarantees	907	837
Carrying value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Cash and cash equivalents	46,224	30,367
Financial assets	1,851,322	1,501,481
Central Bank compulsory deposits	90,059	91,248
At Amortized Cost	1,275,799	1,101,892
Interbank deposits	55,685	34,583
Securities purchased under agreements to resell	239,943	198,428
Securities	129,804	133,119
Loan and Financial Lease	714,104	585,791
Other financial assets	93,255	94,752
Provision for Expected Loss	(47,051)	(36,029)
At Fair Value Through Other Comprehensive Income	109,942	76,660
Securities	109,942	76,660
At Fair Value Through Profit or Loss	465,581	322,929
Securities	389,071	281,075
Derivatives	76,504	41,854
Other financial assets	6
Financial liabilities	1,579,686	1,211,999
At amortized cost	1,495,641	1,159,830
Deposits	809,010	507,060
Securities sold under repurchase agreements	273,364	256,583
Interbank market funds	156,035	174,862
Institutional market funds	138,308	104,244
Other financial liabilities	118,924	117,081
At Fair Value Through Profit or Loss	79,653	48,029
Derivatives	79,505	47,828
Structured notes	143	201
Other financial liabilities	5
Provision for expected loss	4,392	4,140
Loan Commitments	3,485	3,303
Financial Guarantees	907	837
Estimated fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Cash and cash equivalents	46,224	30,367
Financial assets	1,861,146	1,513,562
Central Bank compulsory deposits	90,059	91,248
At Amortized Cost	1,285,623	1,113,973
Interbank deposits	55,883	34,622
Securities purchased under agreements to resell	239,943	198,428
Securities	131,159	135,891
Loan and Financial Lease	722,375	595,061
Other financial assets	93,255	94,752
Provision for Expected Loss	(47,051)	(36,029)
At Fair Value Through Other Comprehensive Income	109,942	76,660
Securities	109,942	76,660
At Fair Value Through Profit or Loss	465,581	322,929
Securities	389,071	281,075
Derivatives	76,504	41,854
Other financial assets	6
Financial liabilities	1,581,953	1,214,196
At amortized cost	1,497,908	1,162,027
Deposits	808,965	507,110
Securities sold under repurchase agreements	273,364	256,583
Interbank market funds	156,106	174,949
Institutional market funds	140,549	106,304
Other financial liabilities	118,924	117,081
At Fair Value Through Profit or Loss	79,653	48,029
Derivatives	79,505	47,828
Structured notes	143	201
Other financial liabilities	5
Provision for expected loss	4,392	4,140
Loan Commitments	3,485	3,303
Financial Guarantees	R$ 907	R$ 837